Acquisitions (Tables)	12 Months Ended
Sep. 30, 2024
Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed	The acquisition was accounted for as an asset acquisition during the year ended September 30, 2022. The table below sets forth the consideration paid and the allocation of the consideration to the assets and liabilities identified:
Consideration paid	US$
Share consideration	1,250,000
Cash consideration	3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,860

Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment (loan receivable)	4,828,123
Total assets	7,439,066

Due to related parties	296,206
Total liabilities	296,206

Net assets acquired	7,142,860

Schedule of Pro Forma Financial Information	The following is the financial information from acquisition date to September 30, 2023 and the comparative pro forma financial information of the acquiree, DU:
	From December 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	US$	US$
Revenue	1,766,100	1,800,362
Net loss	606,686	691,863

Acquisition of RIL [Member]
Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed	The acquisition was accounted for as a business combination. The table below sets forth the consideration paid and the fair value of the assets acquired and liabilities assumed for the RIL acquisition as at January 15, 2022:
Consideration paid	C$	US$
Cash	1,000,000	808,538
Non-controlling interest fair value	250,000	202,135
Total	1,250,000	1,010,673

Assets acquired and liabilities assumed
Cash and cash equivalents	2,188	1,769
Property, plant and equipment	546	441
Right-of-use assets	709,283	573,483
Intangible assets	534,167	431,894
Goodwill	1,057,324	854,887
Total assets	2,303,508	1,862,474

Accounts payable	200,000	161,708
Lease liabilities	709,283	573,483
Deferred income tax liabilities	144,225	116,610
Total liabilities	1,053,508	851,801

Net assets acquired	1,250,000	1,010,673

Acquisition of DC [Member]
Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed	The acquisition was accounted for as a business combination. The table below sets forth the consideration paid and the fair value of the assets acquired and liabilities assumed for the DU acquisition as at December 1, 2022:
Consideration paid	US$
Carrying value of convertible debt	5,603,529
Total	5,603,529

Assets acquired and liabilities assumed
Cash and cash equivalents	594,907
Accounts receivable	313,450
Inventory	32,716
Prepaid	43,591
Property and equipment	36,747
ROU	577,821
Intangible assets	4,479,627
Goodwill	1,811,917
Total assets	7,890,776

Accounts payable	213,212
Deferred revenue	537,674
Lease liabilities	577,821
Deferred income tax liabilities	958,540
Total liabilities	2,287,247

Net assets acquired	5,603,529